DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE - Carrying Amounts (Details) - USD ($)	1 Months Ended			3 Months Ended								6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2017	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Carrying amounts of derivative financial liability and convertible notes
Fair value			$ 89,470,273				$ 190,303				$ 36,829,030	$ 190,303	$ 190,303	$ 190,303	$ 36,829,030
Add: Deferred loss			(45,132,259)
Amortization of deferred loss			2,499,668												46,894,189	$ 3,351,987
Fair value adjustment on exercised warrants			(511,122)
Fair value adjustment		$ (17,505)	(8,389,224)					$ (11,733,761)
Balance, Derivative financial liability			36,829,030					190,303							190,303	36,829,030
Series A Warrants
Carrying amounts of derivative financial liability and convertible notes
Cancellation of Warrants														(101,750)
Series B Warrants
Carrying amounts of derivative financial liability and convertible notes
Add: Deferred loss														$ (16,931)	$ (1,004,195)
Exercise of Warrants										$ (26,434,969)	(6,554,029)
Number of warrants exercised														822,192	9,451,780
Series C Warrants
Carrying amounts of derivative financial liability and convertible notes
Add: Deferred loss														$ (5,638)
Exercise of Warrants								(253,887)		(4,205,362)
Number of warrants exercised														822,192	9,451,780
Series D Warrants
Carrying amounts of derivative financial liability and convertible notes
Exercise of Warrants			(1,108,306)								(1,004,185)
Number of warrants exercised															1,698,841
Series F Warrants
Carrying amounts of derivative financial liability and convertible notes
Add: Deferred loss															$ (29,085,125)
Exercise of Warrants										(2,532,855)	(26,552,270)
Number of warrants exercised															22,431,506
Series A Units
Carrying amounts of derivative financial liability and convertible notes
Fair value			13,139,650				35,693				4,932,785	35,693	35,693	$ 35,693	$ 4,932,785
Add: Deferred loss			(7,054,787)
Amortization of deferred loss			390,379												6,664,408
Fair value adjustment		(5,575)	(1,542,457)					1,190,630
Balance, Derivative financial liability			4,932,785					35,693							35,693	4,932,785
Series A Units | Series A Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants cancelled														35,950,340
Cancellation of Warrants														$ (24,480)
Series A Units | Series B Warrants
Carrying amounts of derivative financial liability and convertible notes
Exercise of Warrants										(11,614,224)	(303,919)
Series A Units | Series C Warrants
Carrying amounts of derivative financial liability and convertible notes
Exercise of Warrants										(833,987)
Series B Units
Carrying amounts of derivative financial liability and convertible notes
Fair value			67,810,835				82,523				28,938,849	82,523	82,523	82,523	28,938,849
Add: Deferred loss			(36,408,201)
Amortization of deferred loss			2,067,557												34,340,644
Fair value adjustment on exercised warrants			(511,122)
Fair value adjustment		(5,253)	(2,911,914)					(8,411,543)
Balance, Derivative financial liability			28,938,849					82,523							82,523	28,938,849
Series B Units | Series A Warrants
Carrying amounts of derivative financial liability and convertible notes
Cancellation of Warrants														(77,270)
Series B Units | Series B Warrants
Carrying amounts of derivative financial liability and convertible notes
Exercise of Warrants										(14,820,745)	(6,250,110)
Series B Units | Series C Warrants
Carrying amounts of derivative financial liability and convertible notes
Exercise of Warrants								(253,887)		(3,371,375)
Series B Units | Series D Warrants
Carrying amounts of derivative financial liability and convertible notes
Exercise of Warrants			(1,108,306)								(1,004,185)
Series B Units | Series F Warrants
Carrying amounts of derivative financial liability and convertible notes
Exercise of Warrants										$ (2,532,855)	(26,552,270)
Series E Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value			8,519,788				72,087				$ 2,957,396	72,087	72,087	$ 72,087	2,957,396
Add: Deferred loss			(1,669,271)
Amortization of deferred loss			41,732												1,627,539
Fair value adjustment		(6,677)	(3,934,853)					(4,512,848)
Balance, Derivative financial liability			2,957,396					$ 72,087							72,087	2,957,396
Series E Warrants | Series E Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants cancelled														22,431,506
Cancellation of Warrants														$ (65,410)
Series D Warrants | Series D Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants exercised											1,698,841
Series B Warrants | Series B Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants exercised										14,505,580	11,170,788
Series F Warrants | Series F Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants exercised										1,389,846	21,041,660
Series C Warrants
Carrying amounts of derivative financial liability and convertible notes
Exercise of Warrants		(5,638)
Series C Warrants | Series C Warrants
Carrying amounts of derivative financial liability and convertible notes
Exercise of Warrants														822,192
Number of warrants exercised								8,951,780		500,000
Warrants
Carrying amounts of derivative financial liability and convertible notes
Amortization of deferred loss															42,632,591
2017 Convertible Notes
Carrying amounts of derivative financial liability and convertible notes
Fair value			26,100,900	$ 8,072,974	$ 8,963,523	$ 11,253,670	14,617,336				$ 20,007,559	14,617,336	14,617,336	14,617,336	20,007,559
Add: Deferred loss			(5,113,917)
Amortization of deferred loss			852,319												4,261,598
Exercise of Warrants				(4,086,368)	(497,430)	(4,323,427)	(4,188,713)	$ (13,872,312)	$ (1,536,596)	$ (5,146,924)
Fair value adjustment			(1,831,743)	1,413,583	(393,119)	2,033,280	825,047	10,904,011
Balance, Derivative financial liability	$ 8,963,523	$ 11,253,670	20,007,559	5,400,189	8,072,974	8,963,523	$ 11,253,670	$ 14,617,336				$ 8,963,523	$ 8,072,974	$ 5,400,189	14,617,336	20,007,559
Number of warrants exercised							4,285,000	10,300,000	1,772,500	5,567,500		3,536,000	415,000	2,961,000
Derivative financial liability and convertible note
Convertible Notes (current)			4,261,597	5,400,189				$ 1,423,224						$ 5,400,189	1,423,224	4,261,597
Convertible Notes (non-current)			$ 15,745,962					$ 13,194,112							$ 13,194,112	$ 15,745,962
2019 Convertible Notes
Carrying amounts of derivative financial liability and convertible notes
Fair value	9,775,000			9,055,688	9,042,369
Fair value adjustment	(732,631)			209,792	13,319
Balance, Derivative financial liability	$ 9,042,369			9,265,480	$ 9,055,688	$ 9,042,369						$ 9,042,369	$ 9,055,688	9,265,480
Derivative financial liability and convertible note
Convertible Notes (current)				1,090,561										1,090,561
Convertible Notes (non-current)				$ 8,174,919										$ 8,174,919